Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Deferred Revenue	$ 4,120		$ 3,285
Sale Leaseback Transaction, Deferred Gain, Gross	3,600
Unfavorable Charter Party Contracts, Current	674	$ 1,567	0
Other Sundry Liabilities, Current	8,862		0
Other Liabilities, Current	13,993	$ 28,180	3,285
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 337		$ 0